Offsetting financial assets and financial liabilities (Details) - GBP (£) £ in Millions		Dec. 31, 2017	Dec. 31, 2016
Disclosure of offsetting of financial assets [line items]
Gross amounts		£ 583,221	£ 610,508
Amounts offset	[1]	(245,133)	(199,196)
Net amounts reported on the balance sheet		338,088	411,312
Financial instruments		(184,265)	(273,602)
Financial collateral		(141,642)	(119,855)
Net amount	[2]	12,181	17,855
Amounts not subject to enforceable netting arrangements	[3]	(12,167)	(11,930)
Balance sheet total	[4]	350,255	423,242
Disclosure of offsetting of financial liabilities [line items]
Gross amounts		(627,646)	(603,606)
Amounts offset	[1]	244,560	198,224
Net amounts reported on the balance sheet		(383,086)	(405,382)
Financial instruments		184,265	273,602
Financial collateral pledged		187,517	116,280
Net amount	[2]	(11,304)	(15,500)
Amounts not subject to enforceable netting arrangements	[3]	(22,288)	(10,575)
Balance sheet total	[4]	(405,374)	(415,957)
Derivative financial liabilities [Member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts		(253,030)	(345,752)
Amounts offset	[1]	21,065	10,962
Net amounts reported on the balance sheet		(231,965)	(334,790)
Financial instruments		184,265	273,602
Financial collateral pledged		36,444	47,383
Net amount	[2]	(11,256)	(13,805)
Amounts not subject to enforceable netting arrangements	[3]	(6,380)	(5,697)
Balance sheet total	[4]	(238,345)	(340,487)
Repurchase agreements and other similar secured borrowing [Member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts	[5]	(374,616)	(257,854)
Amounts offset	[1],[5]	223,495	187,262
Net amounts reported on the balance sheet	[5]	(151,121)	(70,592)
Financial instruments	[5]	0	0
Financial collateral pledged	[5]	151,073	68,897
Net amount	[2],[5]	(48)	(1,695)
Amounts not subject to enforceable netting arrangements	[3],[5]	(15,908)	(4,878)
Balance sheet total	[4],[5]	(167,029)	(75,470)
Derivative financial assets [Member]
Disclosure of offsetting of financial assets [line items]
Gross amounts		256,881	353,078
Amounts offset	[1]	(21,638)	(11,934)
Net amounts reported on the balance sheet		235,243	341,144
Financial instruments		(184,265)	(273,602)
Financial collateral		(39,262)	(49,923)
Net amount	[2]	11,716	17,619
Amounts not subject to enforceable netting arrangements	[3]	(2,426)	(5,482)
Balance sheet total	[4]	237,669	346,626
Reverse repurchase agreements and other similar secured lending [Member]
Disclosure of offsetting of financial assets [line items]
Gross amounts	[5]	326,340	257,430
Amounts offset	[1],[5]	(223,495)	(187,262)
Net amounts reported on the balance sheet	[5]	102,845	70,168
Financial instruments	[5]	0	0
Financial collateral	[5]	(102,380)	(69,932)
Net amount	[2],[5]	465	236
Amounts not subject to enforceable netting arrangements	[3],[5]	(9,741)	(6,448)
Balance sheet total	[4],[5]	£ 112,586	£ 76,616

[1]

Amounts offset for Derivative financial assets include cash collateral netted of £ 2,393 m ( 2016 : £ 972 m). Amounts offset for Derivative financial liabilities include cash collateral netted of £ 1,820 m ( 2016 : £ nil ). Settlements assets and liabili ties have been offset amounting to £ 13,241 m ( 2016 : £ 10,486 m). No other significant recognised financial assets and liabilities were offset in the balance sheet. Therefore, the only balance sheet categories necessary for inclusion in the table are those shown above

[2]

Financial collateral of £ 39,262 m ( 2016 : £ 49,923 m) was received in respect of derivative assets, including £33,092m ( 2016 : £ 41,641 m) of cash collateral and £ 6,170 m ( 2016 : £ 8,282 m) of non-cash collateral . Financial collateral of £ 36,444 m ( 2016 : £ 47,383 m) was placed in respect of derivative liabilities, including £ 32,575 m ( 2016 : £ 43,763 m) of cash collateral and £ 3,86 9 m ( 2016 : £ 3,620 m) of non-cash collateral . The collateral amounts are limited to net balance sheet exposure so as to not include over-collateralisation. Of the £ 33,092 m ( 2016 : £ 41,641 m) cash collateral held, £ 19,351 m ( 2016 : £ 26,834 m) was included in deposits from banks and £ 13,741 m ( 2016 : £ 14,807 m), was included in customer accounts. Of the £ 32,575 m ( 2016 : £ 43,763 m) cash collateral placed, £ 14,493 m ( 2016 : £ 17,587 m) was included in loans and advances to banks and £ 18,082 m ( 2016 : £ 26,176 m) was included in loans and advances to cus tomers

[3]	This column includes contractual rights of set-off that are subject to uncertainty under the laws of the relevant jurisdiction
[4]	The balance sheet total is the sum of ‘Net amounts reported on the balance sheet’ that are subject to enforceable n etting arrangements and ‘Amounts not subject to enforceable netting arrangements’
[5]

Repurchase and Reverse Repurchase agreements include instruments at amortised cost and instruments designated at fair value through profit and loss. Reverse Repurchase agree ments and other similar secured lending of £ 112,586 m ( 2016 : £ 76,616 m) is split by fair value £ 100,040 m ( 2016 : £ 63,162 m) and amortised cost £ 12,546 m ( 2016 : £ 13,454 m). Repurchase agreements and other similar secured borrowing of £ 167,029 m ( 2016 : £ 75,470 m) is split by fair value £ 126,691 m ( 2016 : £ 55,710 m) and amortised cost £40,338m ( 2016 : £ 19,760 m)